Long Term Debt (Tables)	9 Months Ended
Sep. 30, 2014
Long Term Debt
Schedule of number of warrants issued or issuable by the Company

Entity	Shares Underlying Warrants Issued on the Effective Date	Maximum Number of Shares Underlying Warrants Issuable Assuming Full Draw of Term Loan B	Maximum Number of Shares Underlying Warrants Issuable Assuming Full Draw of Term Loan C
Oxford	4,875	40,217	40,217
Square 1	1,950	16,087	16,087
Three Point	853	7,038	7,038

Term Loan A
Long Term Debt
Schedule of loan reflected on Balance Sheet
September 30, 2014
Gross proceeds	$2,000,000
Amortization of debt discount	(225,988)
Carrying value	$1,774,012